Note 9 - Earnings Per Share - Computation of Basic and Diluted Earnings Per Share (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Net earnings	$ 17,345	$ 21,344
Less: Allocation to unvested restricted stock units	177	329
Net earnings attributable to common shareholders	$ 17,168	$ 21,015
Weighted average common shares outstanding (in shares)	7,183,702	7,216,142